MATERIAL EVENTS IN THE REPORTING PERIOD	6 Months Ended
Jun. 30, 2023
Material Events In Reporting Period
MATERIAL EVENTS IN THE REPORTING PERIOD

NOTE 3	-	MATERIAL EVENTS IN THE REPORTING PERIOD

A.	On March 29, 2023, the Company issued options to purchase 375,000 Ordinary Shares to its employees at an exercise price of NIS 1 ($0.27). The options shall vest over a period of three years until fully vested. During the six months ended June 30, 2023, the Company recorded in its statement of comprehensive loss a total expense of $2 in respect of those grants.

B.	On April 6, 2023, the Company announced that it plans to change the ratio of its American Depositary Shares (“ADSs”) to its Ordinary Shares (the “ADS Ratio”), no par value per share, from ADS Ratio of one (1) ADS to five (5) Ordinary Shares, to a new ADS Ratio of one (1) ADS to thirty (30) Ordinary Shares (the “ADS Ratio Change”). The ADS Ratio Change was effective on April 21, 2023.

C.	On May 31, 2023, the Company issued options to purchase 150,000 Ordinary Shares to its employees at an exercise price of NIS 0.5 ($0.13). The options shall vest over a period of three years until fully vested.

D.	On May 31, 2023, the Company’s Board of Directors approved a decrease in the exercise price of all options previously granted to all employees to NIS 0.5 ($0.13), (“Repricing”). The Repricing amounted to $174 which will vest over the reminding vesting period of each option. During the six months ended June 30, 2023, the Company recorded in its statement of comprehensive loss a total expense of $73 in respect of the repricing.